UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07813
                                                    ----------------------------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Eric J. Godes
                              Kobren Insight Funds
                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-456-2736
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                               KOBREN GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

       SHARES                    MUTUAL FUNDS - 99.95%                                          VALUE
                        LARGE CAP GROWTH - 19.53%
--------------------------------------------------------------------------------------------------------
         138,460        Fidelity Capital Appreciation Fund                               $    3,688,573
         296,671        T. Rowe Price Blue Chip Growth Fund                                  10,027,487
                                                                                         ---------------
                                                                                             13,716,060

                        LARGE CAP VALUE - 26.65%
--------------------------------------------------------------------------------------------------------
         123,031        Ameristock Mutual Fund, Inc.                                          5,290,354
         389,378        Oakmark Select Fund - Class I                                        13,425,748
                                                                                         ---------------
                                                                                             18,716,102

                        INTERNATIONAL EQUITY - 13.03%
--------------------------------------------------------------------------------------------------------
          98,233        Julius Baer International Equity Fund - Class I                       4,126,789
          78,943        SSgA Emerging Markets Fund                                            1,675,160
         144,606        Third Avenue International Value Fund                                 3,350,517
                                                                                         ---------------
                                                                                              9,152,466

                        ALTERNATIVE - 10.62%
--------------------------------------------------------------------------------------------------------
          47,940        Franklin Gold and Precious Metals Fund                                1,431,499
         355,907        PIMCO All Asset Fund - Class I                                        4,534,249
          45,140        RS Global Natural Resources Fund                                      1,489,167
                                                                                         ---------------
                                                                                              7,454,915

                        BOND - 9.33%
--------------------------------------------------------------------------------------------------------
         253,471        Loomis Sayles Bond Fund                                               3,581,546
         292,669        PIMCO Foreign Bond Fund Unhedged                                      2,970,595
                                                                                         ---------------
                                                                                              6,552,141

                        SMALL CAP VALUE - 8.83%
--------------------------------------------------------------------------------------------------------
         204,843        Longleaf Partners Small Cap Fund                                      6,196,487

                        LARGE BLEND - 6.94%
--------------------------------------------------------------------------------------------------------
         139,448        Longleaf Partners Fund                                                4,872,317

                        MONEY MARKET - 5.02%
--------------------------------------------------------------------------------------------------------
       3,528,021        Dreyfus Cash Management Plus Fund (1)                                 3,528,021

                        TOTAL MUTUAL FUNDS
                        (COST $56,802,713)                                                   70,188,509
                                                                                         ---------------

                        TOTAL INVESTMENTS                           99.95%                   70,188,509
                        (Cost $56,802,713)*

                        LIABILITIES NET OF CASH AND OTHER ASSETS     0.05%                       33,219
                                                                  -------                ---------------

                        TOTAL NET ASSETS                           100.00%               $   70,221,728
                                                                  =======                ===============
--------------------------------------------------------------------------------------------------------
(1)     An affiliate of the Custodian.

*       For Federal income tax purposes, cost is $56,802,713 and appreciation (depreciation) is as follows:
                        Unrealized appreciation:          $13,454,837
                        Unrealized depreciation:              (69,041)
                                                          ------------
                        Net unrealized appreciation:      $13,385,796
                                                          ============

         Portfolio Valuation  The underlying funds are valued according to their stated net asset value. The Funds other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of
         Trustees.

         For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the
         Securities and Exchange Commission.

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                             VALUE
          COMMON STOCKS - 94.34%
--------------------------------------------------------------------------------
          AEROSPACE/TECHNOLOGY - 10.17%
--------------------------------------------------------------------------------
 103,900  Applied Materials, Inc.                           $   1,842,147
  64,600  Arrow Electronics, Inc. (1)                           1,771,978
 134,417  ASE Test, Ltd., (1)                                   1,147,921
  90,900  Avnet, Inc. (1)                                       1,783,458
  49,700  MEMC Electronic Materials, Inc. (1)                   1,820,511
  81,225  Micron Technology, Inc. (1)                           1,413,315
  84,000  Seagate Technology (1)                                1,939,560
 108,000  Western Digital Corp. (1)                             1,954,800
                                                            --------------
                                                               13,673,690

          BANKING - 6.65%
--------------------------------------------------------------------------------
  39,300  Citigroup, Inc.                                       1,952,031
  67,200  Colonial BancGroup, Inc.                              1,646,400
  61,500  Southwest Bancorp, Inc.                               1,587,930
  50,000  TD Banknorth, Inc.                                    1,444,000
  64,030  Wells Fargo & Co.                                     2,316,605
                                                            --------------
                                                                8,946,966

          BASIC MATERIALS - 6.28%
--------------------------------------------------------------------------------
  63,600  Commercial Metals Co.                                 1,292,988
  30,050  Cytec Industries, Inc.                                1,670,480
  38,700  Dow Chemical Co.                                      1,508,526
 134,000  Gerdau Ameristeel Corp.                               1,223,420
  88,500  NovaGold Resources Inc. (1)                           1,388,565
  42,500  Westlake Chemical Corp.                               1,360,425
                                                            --------------
                                                                8,444,404

          CONGLOMERATES - 4.01%
--------------------------------------------------------------------------------
   1,174  Berkshire Hathaway, Inc., Class B (1)                 3,726,276
  74,000  Norsk Hydro ASA, SP ADR                               1,665,740
                                                            --------------
                                                                5,392,016

          CONSTRUCTION & REAL ESTATE - 4.96%
--------------------------------------------------------------------------------
  54,069  D.R. Horton, Inc.                                     1,294,953
  26,600  General Growth Properties, Inc., REIT                 1,267,490
  31,080  Lennar Corp., Class A                                 1,406,370
  40,100  Toll Brothers, Inc. (1)                               1,126,008
  73,400  U-Store-It Trust, REIT                                1,575,164
                                                            --------------
                                                                6,669,985

          CONSUMER RELATED - 6.08%
--------------------------------------------------------------------------------
 117,000  Ashford Hospitality Trust, REIT                       1,395,810
  77,500  DiamondRock Hospitality Co., REIT                     1,287,275
  60,000  Disney (Walt) Co.                                     1,854,600
  51,000  Sunstone Hotel Investors, Inc., REIT                  1,515,720
  19,500  Toyota Motor Corp., SP ADR                            2,123,550
                                                            --------------
                                                                8,176,955

          ENERGY - 9.21%
--------------------------------------------------------------------------------
  25,150  Apache Corp.                                          1,589,480
  35,800  Denbury Resources, Inc. (1)                           1,034,620
  19,900  Marathon Oil Corp.                                    1,530,310
  31,220  Nexen, Inc.                                           1,669,021
  78,000  Pioneer Drilling Co. (1)                              1,001,520
 104,100  Talisman Energy, Inc.                                 1,705,158
  45,400  Whiting Petroleum Corp. (1)                           1,820,540
  48,488  XTO Energy, Inc.                                      2,042,800
                                                            --------------
                                                               12,393,449

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                    SEPTEMBER 30, 2006 (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

 SHARES                                                           VALUE

          FINANCIAL SERVICES - 12.04%
--------------------------------------------------------------------------------
  31,000  American Express Co.                              $   1,738,480
  17,084  Bear Stearns Cos., Inc.                               2,393,468
  15,300  Goldman Sachs Group, Inc.                             2,588,301
  61,800  H&R Block, Inc.                                       1,343,532
  38,500  iStar Financial, Inc., REIT                           1,605,450
  36,900  Lehman Brothers Holdings, Inc.                        2,725,434
  28,855  Morgan Stanley                                        2,103,818
 134,000  NorthStar Realty Finance Corp., REIT                  1,701,800
                                                            --------------
                                                               16,200,283

          FOOD & BEVERAGE - 2.15%
--------------------------------------------------------------------------------
  52,000  Pepsi Bottling Group, Inc.                            1,846,000
  66,215  Ryan's Restaurant Group, Inc. (1)                     1,050,832
                                                            --------------
                                                                2,896,832

          INSURANCE - 7.74%
--------------------------------------------------------------------------------
  60,200  Aspen Insurance Holdings, Ltd.                        1,554,966
  39,000  IPC Holdings, Ltd.                                    1,186,380
  38,450  PMI Group, Inc. (The)                                 1,684,495
  29,500  Radian Group, Inc.                                    1,770,000
  31,200  RenaissanceRe Holdings, Ltd.                          1,734,720
  19,130  SAFECO Corp.                                          1,127,331
  19,600  XL Capital, Ltd., Class A                             1,346,520
                                                            --------------
                                                               10,404,412

          MANUFACTURING - 5.39%
--------------------------------------------------------------------------------
  17,000  BorgWarner, Inc.                                        971,890
  33,000  Briggs & Stratton Corp.                                 909,150
  47,700  Ingersoll-Rand Co., Ltd., Class A                     1,811,646
  44,775  Lamson & Sessions Co. (1)                             1,066,541
  47,225  Masco Corp.                                           1,294,909
  40,000  Timken Co.                                            1,191,200
                                                            --------------
                                                                7,245,336

          PHARMACEUTICALS - 0.58%
--------------------------------------------------------------------------------
  63,572  ViroPharma Inc. (1)                                     773,671

          PUBLISHING & BROADCASTING - 9.32%
--------------------------------------------------------------------------------
  49,900  Comcast Corp., Class A (1)                            1,836,819
  26,400  Gannett Co., Inc.                                     1,500,312
  39,600  Lee Enterprises, Inc.                                   999,504
  17,164  Liberty Media Corp., Class A (1)                      1,434,395
  25,100  McClatchy Co., Class A                                1,058,969
  35,000  McGraw-Hill Cos., Inc.                                2,031,050
  88,800  News Corp., Class B                                   1,832,832
   2,500  Washington Post Co., Class B                          1,842,500
                                                            --------------
                                                               12,536,381

          RETAIL - 3.76%
--------------------------------------------------------------------------------
  23,100  Abercrombie & Fitch Co.                               1,604,988
  45,500  Ethan Allen Interiors, Inc.                           1,577,030
  43,500  Federated Department Stores, Inc.                     1,879,635
                                                            --------------
                                                                5,061,653

          TEXTILES & APPAREL - 1.20%
--------------------------------------------------------------------------------
  41,000  Liz Claiborne, Inc.                                   1,619,910

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                    SEPTEMBER 30, 2006 (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

 SHARES                                                          VALUE

           TRANSPORTATION - 4.80%
--------------------------------------------------------------------------------
   28,944  Arkansas Best Corp.                               $   1,245,460
   73,000  Dryships, Inc.                                          978,200
   70,800  OMI Corp.                                             1,537,068
   31,430  Teekay Shipping Corp.                                 1,292,087
   38,000  YRC Worldwide, Inc. (1)                               1,407,520
                                                             --------------
                                                                 6,460,335

           TOTAL COMMON STOCKS                                 126,896,278
           (Cost $87,206,833)

           INVESTMENT COMPANY - 6.40%
8,610,903  Dreyfus Cash Management Plus Fund (2)                 8,610,903
                                                             --------------

           TOTAL INVESTMENT COMPANY                              8,610,903
                                                             --------------
           (Cost $8,610,903)

           TOTAL INVESTMENTS - 100.74%                         135,507,181
           (Cost $95,817,736*)

           NET OTHER ASSETS AND LIABILITIES - (0.74)%             (988,824)
                                                             --------------
           TOTAL NET ASSETS - 100.00%                        $ 134,518,357
                                                             ==============

--------------------------------------------------------------------------------
     (1)   Non-income producing.
     (2)   An affiliate of the Custodian.
    REIT   Real Estate Investment Trust
  SP ADR   Sponsored American Depositary Receipt

        * For Federal income tax purposes, cost is $95,817,736 and appreciation (depreciation) is as follows:

                            Unrealized appreciation:      $41,932,089
                            Unrealized depreciation:       (2,242,644)
                                                          ------------
                            Net unrealized appreciation:  $39,689,445
                                                          ============



         Portfolio Valuation -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

         For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date     NOVEMBER 9, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date     NOVEMBER 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ ERIC J. GODES
                         -------------------------------------------------------
                         Eric J. Godes, Chief Financial Officer, Vice President, Treasurer & Secretary
                         (principal financial officer)

Date     NOVEMBER 9, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.